Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2019
NetEffects Inc [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

PowWow Inc [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$(1,557)
Intangible assets	2,855
Goodwill	7,145
Total assets acquired net of acquired cash	$8,443

OnTarget Group Inc. [Member]
Business Acquisition [Line Items]
Summary of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$(832)
Intangible assets	4,908
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456